Long-term debt - Terms of Revolving Credit Facility (Details) - Revolving credit facility - CAD ($) $ in Thousands	Dec. 31, 2025	Jun. 09, 2025	Dec. 31, 2024
Disclosure of Long-term Debt
Total facility amount	$ 1,350,000	$ 1,350,000	$ 1,350,000
Amount drawn	(222,724)
Letters of credit outstanding	(49,263)		(22,731)
Unutilized capacity	$ 1,078,013		$ 1,327,269